World Omni Auto Receivables Trust 2007-B Monthly Servicer Certificate November 30, 2007	Exhibit 99.1

Dates Covered
Collections Period	11/01/07 - 11/30/07
Interest Accrual Period	11/15/07 - 12/16/07
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/07	908,282,293.51	45,686
Yield Supplement Overcollateralization Amount at 10/31/07	19,513,058.00	0

Receivables Balance at 10/31/07	927,795,351.51	45,686
Principal Payments	23,167,244.60	715
Defaulted Receivables	79,393.25	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/07	18,679,605.42	0

Pool Balance at 11/30/07	885,869,108.24	44,967

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	968,185,601.19	46,688
Delinquent Receivables:
Past Due 31-60 days	10,321,357.84	498
Past Due 61-90 days	3,510,597.95	161
Past Due 91 + days	647,947.75	28

Total	14,479,903.54	687

Total 31+ Delinquent as % Ending Pool Balance	1.63%

Recoveries	56,266.65

Aggregate Net Losses-November 2007	23,126.60

Overcollateralization Target Amount	13,288,036.62
Actual Overcollateralization	8,903,154.20

Weighted Average APR, Yield Adjusted	8.94%
Weighted Average Remaining Term	60.52

Flow of Funds	$ Amount
Collections	29,308,999.62
Advances	80,709.11
Investment Earnings on Cash Accounts	128,844.19
Servicing Fee	(773,162.79)
Repurchased Accounts	—
Interest Rate Swap Receipt	21,320.47

Available Funds	28,766,710.60

Distributions of Available Funds
(1) Monthly Swap Payment Amount	259.34
(2) Class A Interest	3,913,959.91
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	212,444.48
(5) Second Priority Principal Distributable Amount	15,736,892.67
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	8,903,154.20
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	28,766,710.60

Servicing Fee	773,162.79
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	900,000,000.00
Original Class B	42,631,000.00

Total Class A & B
Note Balance @ 11/15/07	901,606,000.91
Principal Paid	24,640,046.87
Note balance @ 12/17/07	876,965,954.04

Class A-1
Note Balance @ 11/15/07	145,975,000.91
Principal Paid	24,640,046.87
Note balance @ 12/17/07	121,334,954.04
Note Factor @ 12/17/07	64.8850022%

Class A-2a
Note Balance @ 11/15/07	85,000,000.00
Principal Paid	0.00
Note balance @ 12/17/07	85,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class A-2b
Note Balance @ 11/15/07	85,000,000.00
Principal Paid	0.00
Note balance @ 12/17/07	85,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class A-3a
Note Balance @ 11/15/07	250,000,000.00
Principal Paid	0.00
Note balance @ 12/17/07	250,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class A-3b
Note Balance @ 11/15/07	104,000,000.00
Principal Paid	0.00
Note balance @ 12/17/07	104,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class A-4
Note Balance @ 11/15/07	189,000,000.00
Principal Paid	0.00
Note balance @ 12/17/07	189,000,000.00
Note Factor @ 12/17/07	100.0000000%

Class B
Note Balance @ 11/15/07	42,631,000.00
Principal Paid	0.00
Note balance @ 12/17/07	42,631,000.00
Note Factor @ 12/17/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	4,126,404.39
Total Principal Paid	24,640,046.87

Total Paid	28,766,451.26

Class A-1
Coupon	5.67635%
Interest Paid	736,537.95
Principal Paid	24,640,046.87

Total Paid to A-1 Holders	25,376,584.82

Class A-2a
Coupon	5.46000%
Interest Paid	386,750.00
Principal Paid	0.00

Total Paid to A-2 Holders	386,750.00

Class A-2b
Coupon	4.97188%
Interest Paid	375,653.16
Principal Paid	0.00

Total Paid to A-2 Holders	375,653.16

Class A-3a
Coupon	5.28000%
Interest Paid	1,100,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,100,000.00

Class A-3b
Coupon	5.04188%
Interest Paid	466,093.80
Principal Paid	0.00

Total Paid to A-3 Holders	466,093.80

Class A-4
Coupon	5.39000%
Interest Paid	848,925.00
Principal Paid	0.00

Total Paid to A-4 Holders	848,925.00

Class B
Coupon	5.98000%
Interest Paid	212,444.48
Principal Paid	0.00

Total Paid to B Holders	212,444.48

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	4.3775395
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1396526

Total Distribution Amount	30.5171921

A-1 Interest Distribution Amount	3.9387056
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.7649565

Total A-1 Distribution Amount	135.7036621

A-2a Interest Distribution Amount	4.5500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.5500000

A-2b Interest Distribution Amount	4.4194489
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4194489

A-3a Interest Distribution Amount	4.4000000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.4000000

A-3b Interest Distribution Amount	4.4816712
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.4816712

A-4 Interest Distribution Amount	4.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.4916667

B Interest Distribution Amount	4.9833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.9833333

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	638.67
Noteholders’ Principal Distributable Amount	361.33

Account Balances	$ Amount

Advances
Balance as of 10/31/07	130,856.02
Balance as of 11/30/07	211,565.13
Change	80,709.11

Reserve Fund
Balance as of 10/31/07	2,378,736.60
Investment Earnings	9,665.30
Prior Month’s Investment Earnings paid	(10,317.00)
Withdrawal	0.00
Balance as of 11/30/07	2,378,084.90
Change	(651.70)

Reserve Fund Requirement	2,368,439.21